SCHEDULE OF DEPOSITS AND ADVANCES (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Deposits And Advances
Prepaid expense and other current assets	$ 542,860	$ 52,258	$ 59,436
Advance to Suppliers	78,097	236,584	202,919
Total	$ 620,957	$ 288,842	$ 262,355